Document and Entity Information	Feb. 27, 2026
Document and Entity Information [Abstract]
Entity Central Index Key	0002013745
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	Calumet, Inc. /DE
Entity Address, Address Line One	1060 N Capitol Ave
Entity Address, Adress Line Two	Suite 6-401
Entity Address, City or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	328-5660
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Written Communications	false
Entity File Number	001-42172
Entity Tax Identification Number	36-5098520
Trading Symbol	CLMT
Security Exchange Name	NASDAQ